Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 1,725	$ 1,698
Property, Plant and Equipment	9,751	16,057
Total Assets	18,700	23,415
Canadian Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	1,252	1,225
Property, Plant and Equipment	2,960	7,493
Total Assets	4,748	11,090
USA Division [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	473	473
Property, Plant and Equipment	4,405	6,733
Total Assets	5,664	7,691
Market Optimization [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment	106	108
Total Assets	161	166
Corporate & Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, Plant and Equipment	2,280	1,723
Total Assets	$ 8,127	$ 4,468